Remittance Dates:
July 23, 2020 through August 24, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2019 through October 26, 2020
		Remittance Dates:	July 23, 2020 through August 24, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$ 3,771,392.62	$ 3,754,741.92
2	Small General Service	$0.00534	per kWh	$ 195,927.17	$ 195,660.50
3	General Service	$0.00408	per kWh	$ 1,390,742.93	$ 1,389,585.87
4	Large General Service	$0.00223	per kWh	$ 286,102.85	$ 286,058.81
5	Large Industrial Power Service	$0.16149	per kW	195898.56	$ 195,887.78
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.02319	per kW	$ 9,937.53	$ 9,937.53
8	Street and Outdoor Lighting	$0.02053	per kWh	$ 182,125.28	$ 180,873.38
9	Total			$ 6,032,126.94	$ 6,012,745.79

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,012,745.79
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,012,745.79

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of August, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

Remittance Dates:
August 24, 2020 through September 21, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2019 through October 26, 2020
		Remittance Dates:	August 24, 2020 through September 21, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$ 3,842,316.72	$ 3,825,352.87
2	Small General Service	$0.00534	per kWh	$ 176,251.13	$ 176,011.25
3	General Service	$0.00408	per kWh	$ 1,346,054.64	$ 1,344,934.74
4	Large General Service	$0.00223	per kWh	$ 290,978.49	$ 290,933.69
5	Large Industrial Power Service	$0.16149	per kW	215883.64	$ 215,871.78
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.02319	per kW	$ 8,826.73	$ 8,826.73
8	Street and Outdoor Lighting	$0.02053	per kWh	$ 181,080.73	$ 179,836.00
9	Total			$ 6,061,392.08	$ 6,041,767.06

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,041,767.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,041,767.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of September, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

Remittance Dates:
September 23, 2020 through October 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2019 through October 26, 2020
		Remittance Dates:	September 23, 2020 through October 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00553	per kWh	$ 3,798,272.11	$ 3,781,502.75
2	Small General Service	$0.00439	per kWh	$ 195,916.88	$ 195,650.26
3	General Service	$0.00430	per kWh	$ 1,288,995.92	$ 1,287,923.47
4	Large General Service	$0.00239	per kWh	$ 290,349.01	$ 290,304.29
5	Large Industrial Power Service	$0.16257	per kW	189933.36	$ 189,922.91
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.02237	per kW	$ 7,825.43	$ 7,825.43
8	Street and Outdoor Lighting	$0.02319	per kWh	$ 168,115.87	$ 166,960.27
9	Total			$ 5,939,408.58	$ 5,920,089.38

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,920,089.38
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,920,089.38

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino Title: Assistant Treasurer

Remittance Dates:
October 23, 2020 through November 23, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	October 23, 2020 through November 23, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$ 2,811,120.98	$ 2,798,709.85
2	Small General Service	$0.00569	per kWh	$ 186,647.18	$ 186,393.14
3	General Service	$0.00419	per kWh	$ 1,207,416.11	$ 1,206,411.53
4	Large General Service	$0.00241	per kWh	$ 270,165.75	$ 270,124.16
5	Large Industrial Power Service	$0.13798	per kW	219779.31	$ 219,767.21
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.01982	per kW	$ 7,378.03	$ 7,378.03
8	Street and Outdoor Lighting	$0.02365	per kWh	$ 191,938.38	$ 190,618.97
9	Total			$ 4,894,445.74	$ 4,879,402.89

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,879,402.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,879,402.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of November, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino Title: Assistant Treasurer

Remittance Dates:
November 24, 2020 through December 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	November 24, 2020 through December 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$ 2,245,965.26	$ 2,236,049.31
2	Small General Service	$0.00569	per kWh	$ 186,248.31	$ 185,994.84
3	General Service	$0.00419	per kWh	$ 1,022,370.80	$ 1,021,520.19
4	Large General Service	$0.00241	per kWh	$ 247,148.05	$ 247,109.98
5	Large Industrial Power Service	$0.13798	per kW	194417.8	$ 194,407.09
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.01982	per kW	$ 2,188.91	$ 2,188.91
8	Street and Outdoor Lighting	$0.02365	per kWh	$ 180,663.73	$ 179,421.84
9	Total			$ 4,079,002.86	$ 4,066,692.16

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,066,692.16
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,066,692.16

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of December, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

Remittance Dates:
December 23, 2020 through January 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2020 through October 26, 2021
		Remittance Dates:	December 23, 2020 through January 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00544	per kWh	$ 2,378,209.21	$ 2,367,709.40
2	Small General Service	$0.00569	per kWh	$ 191,880.35	$ 191,619.20
3	General Service	$0.00419	per kWh	$ 968,447.00	$ 967,641.23
4	Large General Service	$0.00241	per kWh	$ 245,421.45	$ 245,383.64
5	Large Industrial Power Service	$0.13798	per kW	172713.54	$ 172,704.05
6	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
7	Standby and Maintenance Service	$0.01982	per kW	$ 7,080.18	$ 7,080.18
8	Street and Outdoor Lighting	$0.02365	per kWh	$ 182,508.40	$ 181,253.82
9	Total			$ 4,146,260.13	$ 4,133,391.52

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,133,391.52
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,133,391.52

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of January, 2021.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer